[LOGO OF FEDERATED INVESTORS]

                                    Tax-Free
                                    Instruments
                                    Trust


                                    14th Semi-Annual Report
                                    September 30, 1996


                                    Established 1981


                                    MONEY MARKETS



President's Message

Dear Shareholder:

Tax-Free Instruments Trust was established in 1981, and I'm pleased to present the 14th Semi-Annual Report to shareholders that covers the six-month period from April 1, 1996, through September 30, 1996. The report begins with an interview with the fund's portfolio manager, Jeff A. Kozemchak, Vice President, Federated Management, and follows with a complete list of the fund's holdings and its financial statements.

Your cash has been at work pursuing daily tax-free income* from a portfolio of short-term money market securities issued by municipalities across the U.S. In addition, the fund is managed to keep the value of your principal stable, while giving you daily access to your invested cash.** The fund has done so since its inception.

Dividends paid to shareholders during the entire six-month period totaled $0.01 per Investment Share and $0.02 per Institutional Service Share. At the end of the period, the fund's net assets stood at $1.6 billion.

Thank you for selecting Tax-Free Instruments Trust as a convenient way to help keep more of what your cash can earn.

As always, we welcome your comments and suggestions.


Sincerely,



Glen R. Johnson
President
November 15, 1996


 * Income may be subject to the federal alternative minimum tax and state and local taxes.

** Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in this fund is neither insured nor guaranteed by the U.S. government.

Investment Review

Jeff A. Kozemchak, CFA
Vice President
Federated Management

Q.
Jeff, what is your analysis of the interest rate environment during the six-month reporting period?

A.
Although the Federal Reserve Board (the `Fed') kept monetary policy on hold over the six months ended September 30, 1996, the period was characterized by shifts in market sentiment regarding the strength of the U.S. economy and the extent and direction of future monetary policy changes. The last move in monetary policy took place at the end of January 1996, when the Fed lowered the fed funds target rate by 25 basis points to the current 5.25% amid slowing economic growth and benign inflationary pressures. In early March, however, the market was stunned by the release of a much larger than expected increase in non-farm payroll jobs for the month of February. The solid employment gains continued and when combined with signs of strength in consumer spending and housing in the ensuing months, painted a picture of an economy that was clearly more robust than previously thought. Fears that the economy might be growing faster than the non-inflationary potential rate of growth surfaced, and sparked market expectations that the Fed might be inclined to raise the fed funds target rate to ward off potential inflationary pressures. The market relaxed for a period of time as signs of the long-awaited slowdown in economic growth began to emerge, grew nervous again in the face of tight labor market conditions, and then receded once more.


Movements in short-term interest rates bounced back and forth with the shifts in market sentiment. Rates rose fairly steadily from the beginning of the reporting period through early June, as conviction that the next policy move might be a tightening grew. The yield on the one-year Treasury bill, for example, rose from 5.40% to 5.88%. Market volatility increased over the remainder of the period, as sentiment regarding the timing of a move by the Fed swayed back and forth with each economic release. Rates rose in early July as job growth continued to be strong, then fell again as signs of a long-awaited economic slowdown began to emerge, but rose once more as fears of developing wage pressures gripped the market. Finally, rates declined toward the end of the quarter as the Fed emerged from its September 24 Federal Open Market Committee meeting with monetary policy unchanged.

Over this latter period, the yield on the one-year Treasury bill rose to 5.98% in early July, fell to 5.58% by early August, rose to 5.98% by early September, and ultimately fell to 5.71% by the end of the period.

Q.
What were your strategies for Tax-Free Instruments Trust during the period?

A.
The fund's average maturity at the beginning of the period was approximately 57 days, reflecting our belief that further rate cuts were likely. As the signs of strength in the economy became more apparent, we lowered the average maturity target range of the fund from between 55 and 60 days to between 40 and 45 days. In June and July, two factors combined to present the fund with an attractive buying opportunity. The first factor was the upward surge in interest rates and the second was the start of the annual municipal note borrowing season. By early July, we allowed the purchase of one-year fixed-rate notes to extend the maturity to between 55 and 60 days. Several months later, in September, the average maturity was around 54 days, reflecting our neutral to positive outlook on interest rates.

Q.
How has the fund performed?

A.
The 7-day net yield* for the fund's Institutional Service Shares on September 30, 1996, was 3.20% compared to 3.03% on March 31, 1996. The latest yield was the equivalent of a 5.30% taxable rate of return for investors in the highest federal tax bracket. Over the six-month period, the tax-exempt yield averaged 3.05%, which is equivalent to a pre-tax yield of 5.05% for those same investors.**

For the Investment Shares, the 7-day net yield* on September 30, 1996 was 3.05% compared to 2.88% on March 31, 1996. The latest yield was equivalent to a 5.05% pre-tax yield. The average tax-exempt yield over the period was 2.90%, which is comparable to a taxable yield of 4.80% for those investors in the highest federal tax bracket.**

 * The 7-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation.

** Performance quoted represents past performance and is not indicative of future results. Yield will vary.


Q.
As we approach the close of 1996, what is your outlook for rates?

A.
Amid some speculation to the contrary, the Fed voted to keep the fed funds target rate unchanged at the September Federal Open Market Committee meeting. Such a decision implies that the Fed is reasonably comfortable with the present balance between economic growth and the potential for price pressures; however, it does not preclude the Fed from tightening before the end of 1996, should they see early signs of inflation. If the Fed does not feel the need to tighten monetary policy, however, it is likely to be a fine-tuning of the current stance rather than a prolonged cycle. We expect market volatility in the near term to remain high, as participants continue to focus close attention on each upcoming economic release for its impact on monetary policy.
Given this uncertain market environment, we will likely maintain the fund's average maturity in a neutral range between 50 and 60 days, while taking advantage of any market volatility that presents buying opportunities.



Tax-Free Instruments Trust
Portfolio of Investments
--------------------------------------------------------------------------------
September 30, 1996 (unaudited)

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--99.4%
-----------------------------------------------------------------------------------------------
               ALABAMA--2.2%
               --------------------------------------------------------------------------------
$   3,650,000  Arab, AL IDB, (Series 1989) Weekly VRDNs (SCI Manufacturing, Inc.)/(Bank of
               Tokyo-Mitsubishi Ltd. LOC)                                                        $      3,650,000
               --------------------------------------------------------------------------------
    6,000,000  Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn (Homewood AL))/(SouthTrust
               Bank of Alabama, Birmingham LOC)                                                         6,000,000
               --------------------------------------------------------------------------------
    1,000,000  Madison, AL IDA, (Series A) Weekly VRDNs (Executive Inn)/ (Amsouth Bank N.A.,
               Birmingham LOC)                                                                          1,000,000
               --------------------------------------------------------------------------------
   25,400,000  Mobile, AL Port City Medical Clinic Board, Revenue Bonds (Series 1992-A), 3.70%
               CP (Mobile, AL Infirmiary Association)/(Rabobank Nederland, Utrecht LOC),
               Mandatory Tender 10/8/1996                                                              25,400,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   36,050,000
               --------------------------------------------------------------------------------  ----------------
               ARIZONA--2.3%
               --------------------------------------------------------------------------------
   15,415,000  Arizona Agricultural Improvement & Power District, 3.70% CP (Salt River Project,
               AZ Agricultural Improvement & Power District), Mandatory Tender 12/12/1996              15,415,000
               --------------------------------------------------------------------------------
    5,180,000  Cochise County, AZ Pollution Control Corp., (Pooled Series 1994A), 3.70% TOBs
               (Arizona Electric Power Cooperative, Inc. Project)/ (National Rural Utilities
               Cooperative Finance Corp. GTD), Optional Tender 3/1/1997                                 5,176,115
               --------------------------------------------------------------------------------
      447,200  Gilbert, AZ IDA Weekly VRDNs (Foxworth-Galbraith Lumber Co.)/ (Bank One, Arizona
               N.A. LOC)                                                                                  447,200
               --------------------------------------------------------------------------------
    9,725,000  Maricopa County, AZ, IDA (Series 1984) Weekly VRDNs (Gannett Co., Inc.)                  9,725,000
               --------------------------------------------------------------------------------
    1,549,000  Maricopa County, AZ, IDA Weekly VRDNs (Chaparral City Water Services)/(Bank One,
               Arizona N.A. LOC)                                                                        1,549,000
               --------------------------------------------------------------------------------
    1,655,000  Pima County, AZ IDA Weekly VRDNs (A & P Investments)/(Bank One, Arizona N.A.
               LOC)                                                                                     1,655,000
               --------------------------------------------------------------------------------
    5,203,000  Pima County, AZ IDA Weekly VRDNs (BJR Investments, Inc.)/(Bank One, Arizona N.A.
               LOC)                                                                                     5,203,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   39,170,315
               --------------------------------------------------------------------------------  ----------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               ARKANSAS--0.5%
               --------------------------------------------------------------------------------
$   5,300,000  Pine Bluff, AR, (Series 1985) Weekly VRDNs (Camden Wire Project)/(Chase
               Manhattan Bank N.A., New York LOC)                                                $      5,300,000
               --------------------------------------------------------------------------------
    2,500,000  Pocahontas, AR , IDRB (Series 1995) Weekly VRDNs (MacLean ESNA L.P.
               Project)/(Northern Trust Co., Chicago, IL LOC)                                           2,500,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                    7,800,000
               --------------------------------------------------------------------------------  ----------------
               CALIFORNIA--7.3%
               --------------------------------------------------------------------------------
    1,900,000  Barstow Unified School District, CA, 4.25% TRANs, 6/30/1997                              1,905,864
               --------------------------------------------------------------------------------
    9,875,000  (a)California HFA, CDC Municipal Products, Inc. Class A Certificates (Series
               1996A) Weekly VRDNs (CDC Municipal Products, Inc. LIQ)                                   9,875,000
               --------------------------------------------------------------------------------
   14,000,000  California HFA, Home Mortgage Revenue Bonds (1995 Series E), 3.50% TOBs
               (Bayerische Landesbank Girozentrale INV), Mandatory Tender 2/1/1997                     14,000,000
               --------------------------------------------------------------------------------
    1,000,000  California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas & Electric Co.)/(Bank
               of America NT and SA, San Francisco LOC)                                                 1,000,000
               --------------------------------------------------------------------------------
   35,700,000  (a)California Public Capital Improvements Financing Authority, Trust Receipts
               (Series 1996 FR-3) Weekly VRDNs (MBIA INS)/(Bank of New York, New York LIQ)             35,700,000
               --------------------------------------------------------------------------------
   20,000,000  California School Cash Reserve Program Authority, (Series A), 4.75% TRANs (MBIA
               INS), 7/2/1997                                                                          20,130,075
               --------------------------------------------------------------------------------
    7,000,000  California State, (Series A), 4.50% RANs, 6/30/1997                                      7,026,586
               --------------------------------------------------------------------------------
   21,000,000  California Statewide Communities Development Authority, (1996 Series A), 4.75%
               TRANs (FSA INS), 6/30/1997                                                              21,117,540
               --------------------------------------------------------------------------------
    6,000,000  Orange County, CA Local Transportation Authority, Sales Tax Revenue Notes, 3.80%
               CP (Industrial Bank of Japan Ltd., Tokyo LOC), Mandatory Tender 10/16/1996               6,000,000
               --------------------------------------------------------------------------------
    1,600,000  Riverside County, CA, (Series A) Weekly VRDNs (Riverside, CA Public Facility
               Finance)/(Commerzbank AG, Frankfurt and National Westminster Bank, PLC, London
               LOCs)                                                                                    1,600,000
               --------------------------------------------------------------------------------
    4,000,000  Victor Valley Community College District, CA, 4.00% TRANs (Union Bank of
               California LOC), 1/17/1997                                                               4,004,557
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                  122,359,622
               --------------------------------------------------------------------------------  ----------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               COLORADO--0.9%
               --------------------------------------------------------------------------------
$   4,000,000  Denver (City & County), CO, (Series 1991-B) Weekly VRDNs (Denver, CO City &
               County Airport Authority)/(Sanwa Bank Ltd, Osaka LOC)                             $      4,000,000
               --------------------------------------------------------------------------------
    4,900,000  Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Norwest Bank
               Minnesota, Minneapolis LOC)                                                              4,900,000
               --------------------------------------------------------------------------------
    5,365,000  (a)Thornton, CO, Multifamily Housing Refunding Revenue Bonds (1989 Series A)
               Weekly VRDNs (Quail Ridge Project)/(General Electric Capital Corp. LOC)                  5,365,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   14,265,000
               --------------------------------------------------------------------------------  ----------------
               CONNECTICUT--0.7%
               --------------------------------------------------------------------------------
    2,966,585  (a)Clipper Connecticut Tax Exempt Trust, (Series 1994-1) Weekly VRDNs (State
               Street Bank and Trust Co. LIQ)                                                           2,966,585
               --------------------------------------------------------------------------------
    6,000,000  Connecticut Development Health Care Facilities Weekly VRDNs (Independence
               Living)/(Chase Manhattan Bank N.A., New York LOC)                                        6,000,000
               --------------------------------------------------------------------------------
      300,000  Connecticut Development Health Care Facilities Weekly VRDNs (Independence
               Living)/(Credit Local de France LOC)                                                       300,000
               --------------------------------------------------------------------------------
    2,800,000  Connecticut State Transportation Infrastructure Authority Weekly VRDNs
               (Connecticut State)/(Commerzbank AG, Frankfurt LOC)                                      2,800,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   12,066,585
               --------------------------------------------------------------------------------  ----------------
               FLORIDA--4.3%
               --------------------------------------------------------------------------------
    6,895,000  Florida State Board of Education Administration, (CR 48)/(Series 1989A), 3.65%
               TOBs (Citibank NA, New York LIQ), Optional Tender 12/1/1996                              6,895,000
               --------------------------------------------------------------------------------
    7,340,000  Florida State Board of Education Administration, (CR 48D)/(Series 1989A), 3.60%
               TOBs (Citibank NA, New York LIQ), Optional Tender 12/1/1996                              7,340,000
               --------------------------------------------------------------------------------
    6,900,000  Florida State Board of Education Administration, (CR 49)/(Series 1989A), 3.65%
               TOBs (Citibank NA, New York LIQ), Optional Tender 12/1/1996                              6,900,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               --------------------------------------------------------------------------------
$   5,000,000  Gulf Breeze, FL, Variable Rate Demand Revenue Bonds (Series 1995A) Weekly VRDNs
               (Florida Municipal Bond Fund)/(Barnett Bank, N.A. LOC)                            $      5,000,000
               --------------------------------------------------------------------------------
    1,000,000  Hillsborough County, FL IDA, (Series 1988) Weekly VRDNs (Florida Steel
               Corp.)/(Bankers Trust Co., New York LOC)                                                 1,000,000
               --------------------------------------------------------------------------------
    1,120,000  Jacksonville, FL HFDC Daily VRDNs (River Garden Project)/ (Banque Paribas, Paris
               LOC)                                                                                     1,120,000
               --------------------------------------------------------------------------------
    2,780,000  Lee County, FL IDA, (Series 1985) Weekly VRDNs (Christian & Missionary Alliance
               Foundation )/(Banque Paribas, Paris LOC)                                                 2,780,000
               --------------------------------------------------------------------------------
   11,650,000  Orange County, FL, 3.65% CP (NationsBank, South LOC), Mandatory Tender
               12/17/1996                                                                              11,650,000
               --------------------------------------------------------------------------------
    3,415,000  Orange County, FL, Health Facilities Authority Weekly VRDNs (Mayflower
               Retirement Community)/(Rabobank Nederland, Utrecht LOC)                                  3,415,000
               --------------------------------------------------------------------------------
    7,400,000  Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 1992)
               Weekly VRDNs (Adventist Health System)/(Banque Paribas, Paris LOC)                       7,400,000
               --------------------------------------------------------------------------------
    3,200,000  Pinellas County, FL Health Facility Authority Daily VRDNs (Chase Manhattan Bank
               N.A., New York LOC)                                                                      3,200,000
               --------------------------------------------------------------------------------
   15,000,000  Putnam County, FL Development Authority, (Series 1984D), 3.50% TOBs (Seminole
               Electric Cooperative, Inc (FL))/(National Rural Utilities Cooperative Finance
               Corp. GTD), Optional Tender
               12/15/1996                                                                              14,977,500
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   71,677,500
               --------------------------------------------------------------------------------  ----------------
               GEORGIA--8.1%
               --------------------------------------------------------------------------------
    6,200,000  Atlanta, GA, Urban Residential Finance Authority, Multifamily Rental Housing
               Revenue Refunding Bonds (Series 1988A), 3.90% TOBs (West Paces Club Towers
               Project)/(Sanwa Bank Ltd, Osaka LOC), Optional Tender 11/1/1996                          6,200,000
               --------------------------------------------------------------------------------
    1,700,000  Bartow County, GA IDA, (First Series 1996) Daily VRDNs (Georgia Power Company
               Plant Bowen Project)/(Georgia Power Co. LOC)                                             1,700,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               GEORGIA--CONTINUED
               --------------------------------------------------------------------------------
$   3,285,000  Cobb County, GA IDA Weekly VRDNs (Atlanta RDC Co.)/(First Union National Bank,
               Charlotte, N.C. LOC)                                                              $      3,285,000
               --------------------------------------------------------------------------------
    6,300,000  Columbus, GA IDA Industrial & Port Development Commission, (Series 1992) Weekly
               VRDNs (Maine Street Village Partnership)/ (Columbus Bank and Trust Co., GA LOC)          6,300,000
               --------------------------------------------------------------------------------
    2,679,000  Douglas County, GA, 3.74% TANs, 12/30/1996                                               2,679,895
               --------------------------------------------------------------------------------
    5,000,000  Floyd County, GA, (Series 1996), 3.49% TANs, 12/31/1996                                  5,001,080
               --------------------------------------------------------------------------------
    3,000,000  Franklin County, GA Industrial Building Authority, (Series 1995) Weekly VRDNs
               (Bosal Industries, Inc.)/(ABN AMRO Bank N.V., Amsterdam LOC)                             3,000,000
               --------------------------------------------------------------------------------
    2,200,000  Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.)                     2,200,000
               --------------------------------------------------------------------------------
    3,835,000  Georgia State HFA, (Series 1987B), 3.60% TOBs (Citibank NA, New York LIQ),
               Optional Tender 12/1/1996                                                                3,835,000
               --------------------------------------------------------------------------------
    2,775,000  Glynn County, GA, 3.60% TANs, 12/31/1996                                                 2,776,339
               --------------------------------------------------------------------------------
    1,800,000  Gwinnett County, GA IDA Daily VRDNs (Volvo)/(Union Bank of Switzerland, Zurich
               LOC)                                                                                     1,800,000
               --------------------------------------------------------------------------------
    1,280,000  Macon-Bibb County, GA Urban Development Authority, Refunding Revenue Bonds
               (Series 1995) Weekly VRDNs (Macon Hotel Investors Project)/(NBD Bank, Michigan
               LOC)                                                                                     1,280,000
               --------------------------------------------------------------------------------
    1,370,000  (a)Marietta, GA Housing Authority, Multifamily Housing Revenue Bonds (Series
               1995) Weekly VRDNs (Chalet Apartments Project)/ (General Electric Capital Corp.
               LOC)                                                                                     1,370,000
               --------------------------------------------------------------------------------
    2,400,000  Metropolitan Atlanta Rapid Transit Authority, Tender Option Custodial Receipts
               (BT-69), 3.80% TOBs (AMBAC INS)/(Bankers Trust Co., New York LIQ), Mandatory
               Tender 10/3/1996                                                                         2,400,000
               --------------------------------------------------------------------------------
    1,600,000  Municipal Electric Authority of Georgia, (Series 1985A), 3.60% CP (Bayerische
               Landesbank Girozentrale, Credit Suisse, Zurich and Morgan Guaranty Trust Co.,
               New York LOCs), Mandatory Tender 10/7/1996                                               1,600,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               GEORGIA--CONTINUED
               --------------------------------------------------------------------------------
$  10,000,000  Municipal Electric Authority of Georgia, (Series 1985A), 3.70% CP (Bayerische
               Landesbank Girozentrale, Credit Suisse, Zurich and Morgan Guaranty Trust Co.,
               New York LOCs), Mandatory Tender 12/10/1996                                       $     10,000,000
               --------------------------------------------------------------------------------
   20,000,000  Municipal Electric Authority of Georgia, (Series 1994B), 3.80% CP (ABN AMRO Bank
               N.V., Amsterdam LOC), Mandatory Tender
               1/15/1997                                                                               20,000,000
               --------------------------------------------------------------------------------
   32,250,000  Municipal Electric Authority of Georgia, (Series 1994D), 3.60% CP (ABN AMRO Bank
               N.V., Amsterdam LOC), Mandatory Tender
               11/12/1996                                                                              32,250,000
               --------------------------------------------------------------------------------
    6,800,000  Richmond County, GA Development Authority, Solid Waste Disposal Revenue Bonds,
               (Series 1995) Weekly VRDNs (Federal Paper Board Co., Inc.)/(Wachovia Bank of
               Georgia NA, Atlanta LOC)                                                                 6,800,000
               --------------------------------------------------------------------------------
    2,400,000  Rockdale County, GA Development Authority, (Series 1995) Weekly VRDNs (Great
               Southern Wood Preserving Co.)/(SunTrust Bank, Central Florida LOC)                       2,400,000
               --------------------------------------------------------------------------------
    2,500,000  Rockdale County, GA Hospital Authority, Revenue Anticipation Certificates
               (Series 1994) Weekly VRDNs (Rockdale Hospital)/ (SunTrust Bank, Atlanta LOC)             2,500,000
               --------------------------------------------------------------------------------
    4,600,000  Roswell, GA Housing Authority, Multifamily Housing Refunding Revenue Bonds
               (Series 1988A) Weekly VRDNs (Belcourt Ltd. Project)/(Northern Trust Co.,
               Chicago, IL LOC)                                                                         4,600,000
               --------------------------------------------------------------------------------
   11,250,000  Savannah, GA EDA, (Series 1995A) Weekly VRDNs
               (Home Depot, Inc.)                                                                      11,250,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                  135,227,314
               --------------------------------------------------------------------------------  ----------------
               ILLINOIS--7.8%
               --------------------------------------------------------------------------------
    1,550,000  Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/(National City Bank, Indiana
               LOC)                                                                                     1,550,000
               --------------------------------------------------------------------------------
    4,200,000  Chicago O'Hare International Airport, Bonds (Series 1983A) Daily VRDNs (American
               Airlines)/(Westdeutsche Landesbank Girozentrale LOC)                                     4,200,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               ILLINOIS--CONTINUED
               --------------------------------------------------------------------------------
$   1,033,000  Illinois Development Finance Authority Weekly VRDNs (Newlywed Food)/(Mellon Bank
               NA, Pittsburgh LOC)                                                               $      1,033,000
               --------------------------------------------------------------------------------
    2,400,000  Illinois Development Finance Authority, EDRB (Series 1995) Weekly VRDNs (Evapco,
               Inc. Project)/(Nationsbank, N.A. LOC)                                                    2,400,000
               --------------------------------------------------------------------------------
    3,800,000  Illinois Development Finance Authority, IDRB (Series 1995) Weekly VRDNs (Dickson
               Weatherproof Nail Co. Project)/(Lasalle National Bank, Chicago LOC)                      3,800,000
               --------------------------------------------------------------------------------
   10,100,000  Illinois Development Finance Authority, PCR Daily VRDNs (Diamond Star Motors
               Corp.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                              10,100,000
               --------------------------------------------------------------------------------
   11,000,000  Illinois Development Finance Authority, PCR, (Series 1996A) Weekly VRDNs
               (Commonwealth Edison Co.)/(AMBAC INS)/(Bank of New York, New York LIQ)                  11,000,000
               --------------------------------------------------------------------------------
   24,100,000  Illinois Development Finance Authority, Variable/Fixed Rate Demand Revenue
               Bonds, (Series 1996) Weekly VRDNs (Chicago Symphony Orchestra Project)/(Bank of
               America Illinois LOC)                                                                   24,100,000
               --------------------------------------------------------------------------------
    7,500,000  Illinois Educational Facilities Authority, 3.65% CP (Field Museum of Natural
               History)/(Northern Trust Co., Chicago, IL LOC), Mandatory Tender 11/21/1996              7,500,000
               --------------------------------------------------------------------------------
   40,000,000  Illinois Health Facilities Authority, Revenue Bonds (Series 1985B) Weekly VRDNs
               (OSF Health Care Systems)/(Bank of America Illinois and Rabobank Nederland,
               Utrecht LIQs)                                                                           40,000,000
               --------------------------------------------------------------------------------
    2,200,000  Martinsville, IL, IDRB (Series 1995) Weekly VRDNs (PAP-R Products Company
               Project)/(Bank One, Chicago LOC)                                                         2,200,000
               --------------------------------------------------------------------------------
    4,250,000  Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota Diversified Products,
               Inc. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                  4,250,000
               --------------------------------------------------------------------------------
    1,900,000  Naperville, IL, Economic Development Revenue Refunding Bonds (Series 1994)
               Weekly VRDNs (Independence Village Associates, Ltd Project)/(First Bank NA,
               Minneapolis LOC)                                                                         1,900,000
               --------------------------------------------------------------------------------
    2,500,000  Oakbrook Terrace, IL, IDR (Series 1993) Weekly VRDNs (La Quinta Inns,
               Inc.)/(Nationsbank of Texas, N.A. LOC)                                                   2,500,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               ILLINOIS--CONTINUED
               --------------------------------------------------------------------------------
$   3,000,000  Peoria, IL, (Series 1996) Weekly VRDNs (J.T. Fennell Company, Inc.
               Project)/(Bank One, Chicago LOC)                                                  $      3,000,000
               --------------------------------------------------------------------------------
    2,550,000  Rockford, IL, EDRB, 4.40% TOBs (Independence Village of Rockford)/(Banque
               Paribas, Paris LOC), Optional Tender 12/1/1996                                           2,550,000
               --------------------------------------------------------------------------------
    7,750,000  Winnebago & Boone County, IL, 4.35% TANs (School District Number 205)/(FSA INS),
               10/30/1996                                                                               7,757,242
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                  129,840,242
               --------------------------------------------------------------------------------  ----------------
               INDIANA--1.7%
               --------------------------------------------------------------------------------
    2,200,000  Bluffton, IN, Economic Development Refunding Revenue Bonds Weekly VRDNs (Blount,
               Inc.)/(Morgan Guaranty Trust Co., New York LOC)                                          2,200,000
               --------------------------------------------------------------------------------
    3,165,000  Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon L.L.C.
               Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                       3,165,000
               --------------------------------------------------------------------------------
    5,860,000  Huntington County, IN Community School Corp., 3.50% TANs,
               12/31/1996                                                                               5,861,416
               --------------------------------------------------------------------------------
    2,440,000  Kendallville, IN, IDRB (Series 1995) Weekly VRDNs (Rivnut Real Estate, Ltd.
               Project)/(National City, Northeast LOC)                                                  2,440,000
               --------------------------------------------------------------------------------
    5,000,000  Muncie, IN Community Schools, 3.90% TANs, 12/31/1996                                     5,003,609
               --------------------------------------------------------------------------------
    7,000,000  Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.)                                        7,000,000
               --------------------------------------------------------------------------------
    3,250,000  Wayne Township, IN Metro School District, Tax Anticipation Warrants, 4.18% TANs,
               12/31/1996                                                                               3,251,414
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   28,921,439
               --------------------------------------------------------------------------------  ----------------
               IOWA--0.3%
               --------------------------------------------------------------------------------
    5,500,000  Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern Realty, Inc.
               Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                       5,500,000
               --------------------------------------------------------------------------------  ----------------
               KANSAS--0.5%
               --------------------------------------------------------------------------------
    6,000,000  Kansas Development Finance Authority, Multifamily Housing Revenue Bonds (Series
               1995) Weekly VRDNs (First Kansas State Partnership, L.P.)/(Boatmen's National
               Bank of St. Louis LOC)                                                                   6,000,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               KANSAS--CONTINUED
               --------------------------------------------------------------------------------
$   2,000,000  Olathe, KS, Industrial Revenue Bonds (Series 1995) Weekly VRDNs (Garmin
               International, Inc. Project)/(Boatmen's National Bank of St. Louis LOC)           $      2,000,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                    8,000,000
               --------------------------------------------------------------------------------  ----------------
               KENTUCKY--4.7%
               --------------------------------------------------------------------------------
    1,800,000  Boone County, KY, (Series 1996) Weekly VRDNs (Western States Envelope
               Company)/(Bank One, Milwaukee, WI N.A. LOC)                                              1,800,000
               --------------------------------------------------------------------------------
    5,000,000  Clark County, KY, Industrial Building Revenue Refunding Bonds (Series 1995)
               Weekly VRDNs (International Processing Corp)/(Bank One, Lexington, NA LOC)               5,000,000
               --------------------------------------------------------------------------------
   10,000,000  (a)Clipper KentuckyTax-Exempt Trust Class A Certificates of Participation,
               (Series 1996-4) Weekly VRDNs (Kentucky Turnpike Authority)/(State Street Bank
               and Trust Co. LIQ)                                                                      10,000,000
               --------------------------------------------------------------------------------
    5,740,000  Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC
               Project)/(Harris Trust & Savings Bank, Chicago LOC)                                      5,740,000
               --------------------------------------------------------------------------------
    2,060,000  Jefferson County, KY, Industrial Building Revenue Bonds (Series 1995) Weekly
               VRDNs (Derby Industries, Inc. Project)/(Liberty National Bank & Trust Co. LOC)           2,060,000
               --------------------------------------------------------------------------------
   12,000,000  Kentucky Interlocal School Transportation Association, (Series A), 4.05% TRANs,
               6/30/1997                                                                               12,000,000
               --------------------------------------------------------------------------------
    6,200,000  Kentucky Pollution Abatement & Water Resource Finance Authority Daily VRDNs
               (Toyota Motor Credit Corp.)                                                              6,200,000
               --------------------------------------------------------------------------------
   34,000,000  Owensboro, KY, (Series 1996) Weekly VRDNs (Owensboro Mercy Health System, Inc.
               Project)/(Bank of America Illinois LOC)                                                 34,000,000
               --------------------------------------------------------------------------------
    1,800,000  Owensboro, KY, Limited Obligation Revenue Bonds, 3.70% TOBs (Dart Polymers)/(NBD
               Bank, Michigan LOC), Optional Tender
               12/1/1996                                                                                1,800,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   78,600,000
               --------------------------------------------------------------------------------  ----------------
               MAINE--0.4%
               --------------------------------------------------------------------------------
    5,000,000  Cumberland County, ME, 3.50% TANs, 12/31/1996                                            5,000,841
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               MAINE--CONTINUED
               --------------------------------------------------------------------------------
$   2,250,000  Gardiner, ME IDB Weekly VRDNs (Associated Grocers)/(Westpac Banking, Corp.,
               Sydney LOC)                                                                       $      2,250,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                    7,250,841
               --------------------------------------------------------------------------------  ----------------
               MARYLAND--1.7%
               --------------------------------------------------------------------------------
    1,000,000  Maryland Health & Higher Educational Facilities Authority, (Series 1992A) Weekly
               VRDNs (Carroll County, MD General Hospital)/ (Nationsbank, N.A. LOC)                     1,000,000
               --------------------------------------------------------------------------------
    6,300,000  Maryland State Community Development Administration, (1987 Series 4), 3.60% TOBs
               (First National Bank of Chicago LIQ), Optional Tender 10/1/1996                          6,300,000
               --------------------------------------------------------------------------------
   10,220,000  Maryland State Department of Transportation, 3.625% Bonds,
               6/15/1997                                                                               10,197,005
               --------------------------------------------------------------------------------
    1,805,000  Maryland State IDFA, (Series 1991) Weekly VRDNs (Maryland Academy of Sciences
               Facility)/(Nationsbank, N.A. LOC)                                                        1,805,000
               --------------------------------------------------------------------------------
    9,000,000  Montgomery County, MD Housing Opportunities Commission, Multifamily Housing
               Revenue Bonds (1995 Series B), 3.90% BANs, 11/14/1996                                    9,000,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   28,302,005
               --------------------------------------------------------------------------------  ----------------
               MASSACHUSETTS--2.7%
               --------------------------------------------------------------------------------
   10,300,450  (a)Clipper, MA Tax Exempt Trust Weekly VRDNs (State Street Bank and Trust Co.
               LIQ)                                                                                    10,300,450
               --------------------------------------------------------------------------------
    3,000,000  Mashpee, MA, 4.00% BANs, 2/7/1997                                                        3,003,067
               --------------------------------------------------------------------------------
    3,000,000  Massachusetts HEFA Weekly VRDNs (Harvard University)                                     3,000,000
               --------------------------------------------------------------------------------
    5,700,000  Massachusetts IFA Weekly VRDNs (Kendall Square Entity)/(State Street Bank and
               Trust Co. LOC)                                                                           5,700,000
               --------------------------------------------------------------------------------
    2,000,000  Massachusetts IFA, (Series 1992A) Weekly VRDNs (Ogden Haverhill)/(Union Bank of
               Switzerland, Zurich LOC)                                                                 2,000,000
               --------------------------------------------------------------------------------
    5,000,000  Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/ (Fleet Bank of
               New York LOC)                                                                            5,000,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               MASSACHUSETTS--CONTINUED
               --------------------------------------------------------------------------------
$   4,100,000  Massachusetts IFA, IDRB (Series 1995) Weekly VRDNs (Dunsirn Industries, Inc.
               Project)/(Bank One, Milwaukee, WI N.A. LOC)                                       $      4,100,000
               --------------------------------------------------------------------------------

    5,800,000  Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue
               Bonds (1994 Series C) Weekly VRDNs (Canadian Imperial Bank of Commerce, Toronto
               LOC)                                                                                     5,800,000
               --------------------------------------------------------------------------------
    5,480,000  Springfield, MA , 4.25% BANs (Fleet National Bank, Providence, R.I. LOC),
               2/14/1997                                                                                5,488,872
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   44,392,389
               --------------------------------------------------------------------------------  ----------------
               MICHIGAN--1.1%
               --------------------------------------------------------------------------------
    3,500,000  Auburn Hills, MI EDC, Limited Obligation Multi-Option Revenue Bonds (Series
               1995) Weekly VRDNs (Suburban Tool, Inc.)/ (Huntington National Bank, Columbus,
               OH LOC)                                                                                  3,500,000
               --------------------------------------------------------------------------------
      850,000  Dearborn, MI Economic Development Corp, (Series 1990) Weekly VRDNs (Exhibit
               Productions, Inc. Project)/(First of America Bank-- Illinois LOC)                          850,000
               --------------------------------------------------------------------------------
    1,200,000  Garden City, MI School District, State Aid Notes, 4.30% RANs (NBD Bank, Michigan
               LOC), 4/15/1997                                                                          1,203,104
               --------------------------------------------------------------------------------
    2,290,000  Michigan State Hospital Finance Authority, (Series 1994) Weekly VRDNs (Mt.
               Clemens General Hospital)/(Comerica Bank, Detroit, MI LOC)                               2,290,000
               --------------------------------------------------------------------------------
    2,300,000  Michigan State Hospital Finance Authority, (Series A) Weekly VRDNs (OSF Health
               Care Systems)                                                                            2,300,000
               --------------------------------------------------------------------------------
      900,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series 1991) Weekly
               VRDNs (Martin Luther Memorial Home, Inc.)/ (National Australia Bank, Ltd.,
               Melbourne LOC)                                                                             900,000
               --------------------------------------------------------------------------------
    3,300,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series 1995) Weekly
               VRDNs (Wellness Plan Project)/(NBD Bank, Michigan LOC)                                   3,300,000
               --------------------------------------------------------------------------------
    1,750,000  Michigan Strategic Fund, Limited Obligation Revenue Bonds, Series 1995 Weekly
               VRDNs (Welch Properties Project)/(Old Kent Bank & Trust Co., Grand Rapids LOC)           1,750,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               MICHIGAN--CONTINUED
               --------------------------------------------------------------------------------
$   1,500,000  Michigan Strategic Fund, Obligation Revenue Bonds (Series 1995) Weekly VRDNs
               (Wayne Disposal-Oakland, Inc. Project)/(Comerica Bank, Detroit, MI LOC)           $      1,500,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   17,593,104
               --------------------------------------------------------------------------------  ----------------
               MINNESOTA--1.4%
               --------------------------------------------------------------------------------
    1,345,000  Byron, MN IDB Weekly VRDNs (Schmidt Printing)/(Norwest Bank Minnesota,
               Minneapolis LOC)                                                                         1,345,000
               --------------------------------------------------------------------------------
    7,000,000  Minnesota State Higher Education Coordinating Board, 1992 (Series B) Weekly
               VRDNs (First Bank NA, Minneapolis LIQ)                                                   7,000,000
               --------------------------------------------------------------------------------
   10,000,000  Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo Foundation)             10,000,000
               --------------------------------------------------------------------------------
    4,500,000  Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo Foundation)              4,500,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   22,845,000
               --------------------------------------------------------------------------------  ----------------
               MISSISSIPPI--0.2%
               --------------------------------------------------------------------------------
    4,000,000  Warren County, MS IDA Weekly VRDNs (Vesper Corp.)/(PNC Bank, N.A. LOC)                   4,000,000
               --------------------------------------------------------------------------------  ----------------
               MISSOURI--0.6%
               --------------------------------------------------------------------------------
    4,840,000  Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer
               Sales, Inc. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                           4,840,000
               --------------------------------------------------------------------------------
    5,000,000  Missouri State Environmental Improvement & Energy Authority, 3.75% CP (Kansas
               City Power And Light Co.), Mandatory Tender 11/6/1996                                    5,000,000
               --------------------------------------------------------------------------------
      600,000  Sedalia, MO IDA Weekly VRDNs (Cooper Industries, Inc.)/(Sanwa Bank Ltd, Osaka
               LOC)                                                                                       600,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   10,440,000
               --------------------------------------------------------------------------------  ----------------
               MONTANA--0.4%
               --------------------------------------------------------------------------------
    6,000,000  Forsyth, Rosebud County MT, PCR Daily VRDNs (Pacificorp)/ (Deutsche Bank, AG
               LOC)                                                                                     6,000,000
               --------------------------------------------------------------------------------  ----------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               NEBRASKA--0.7%
               --------------------------------------------------------------------------------
$   1,880,000  Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/ (Norwest Bank
               Minnesota, Minneapolis LOC)                                                       $      1,880,000
               --------------------------------------------------------------------------------
    1,205,000  Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994)
               Weekly VRDNs (Omaha Fixture Manufacturing Project)/(NBD Bank, Michigan LOC)              1,205,000
               --------------------------------------------------------------------------------
    2,065,000  Douglas County, NE, Subordinated IDRB (Series 1995) Weekly VRDNs (Aksarben
               Foods, Inc. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                           2,065,000
               --------------------------------------------------------------------------------
    6,500,000  Lincoln, NE, (Series 1995), 3.65% CP (Lincoln Electric System)/ (Morgan Guaranty
               Trust Co., New York LIQ), Mandatory Tender 12/13/1996                                    6,500,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   11,650,000
               --------------------------------------------------------------------------------  ----------------
               NEW HAMPSHIRE--2.2%
               --------------------------------------------------------------------------------
    4,000,000  New Hampshire Business Finance Authority, PCR Bonds (Series A), 3.70% CP (New
               England Power Co.), Mandatory Tender 10/23/1996                                          4,000,000
               --------------------------------------------------------------------------------
    9,000,000  New Hampshire Business Finance Authority, PCR Bonds (Series A), 3.75% CP (New
               England Power Co.), Mandatory Tender 10/21/1996                                          9,000,000
               --------------------------------------------------------------------------------
    7,100,000  New Hampshire Business Finance Authority, PCR Bonds (Series A), 3.80% CP (New
               England Power Co.), Mandatory Tender 10/17/1996                                          7,100,000
               --------------------------------------------------------------------------------
   10,000,000  New Hampshire Business Finance Authority, PCR Bonds (Series A), 3.85% CP (New
               England Power Co.), Mandatory Tender 1/24/1997                                          10,000,000
               --------------------------------------------------------------------------------
    7,000,000  Rockingham County, NH, 4.00% TANs, 12/31/1996                                            7,006,825
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   37,106,825
               --------------------------------------------------------------------------------  ----------------
               NEW JERSEY--1.9%
               --------------------------------------------------------------------------------
    3,399,864  Haddonfield, NJ, 3.94% BANs, 6/6/1997                                                    3,401,363
               --------------------------------------------------------------------------------
    7,875,000  Manchester Township, NJ, (Series 1996B), 4.25% BANs, 12/5/1996                           7,879,768
               --------------------------------------------------------------------------------
    8,300,000  New Jersey EDA Weekly VRDNs (Center-For-Aging--Applewood Estates)/(Banque
               Paribas, Paris LOC)                                                                      8,300,000
               --------------------------------------------------------------------------------
      301,677  New Jersey EDA Weekly VRDNs (H.L. Bhasin)/(Ford Motor Credit Corp. LIQ)/(Chase
               Manhattan Bank N.A., New York LOC)                                                         301,677
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               NEW JERSEY--CONTINUED
               --------------------------------------------------------------------------------
$   1,000,000  New Jersey EDA Weekly VRDNs (YM-YWHA of Bergen County, NJ)/(Bank of New York,
               New York LOC)                                                                     $      1,000,000
               --------------------------------------------------------------------------------
    4,100,000  New Jersey EDA, (Series 1985) Weekly VRDNs (Seton Co.)/(Banque Paribas, Paris
               LOC)                                                                                     4,100,000
               --------------------------------------------------------------------------------
    3,500,000  New Jersey EDA, (Series 1995) Weekly VRDNs (Hillcrest Health Service System,
               Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)                                         3,500,000
               --------------------------------------------------------------------------------
    2,947,500  Sparta Township, NJ, 4.125% BANs, 6/13/1997                                              2,952,951
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   31,435,759
               --------------------------------------------------------------------------------  ----------------
               NEW MEXICO--1.4%
               --------------------------------------------------------------------------------
    6,500,000  Albuquerque, NM, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.
               Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                       6,500,000
               --------------------------------------------------------------------------------
    2,000,000  Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc. Project)/(Norwest
               Bank Minnesota, Minneapolis LOC)                                                         2,000,000
               --------------------------------------------------------------------------------
    3,300,000  Albuquerque, NM, Refunding Revenue Bonds (Series 1992) Weekly VRDNs (Charter
               Hospital of Albuquerque, Inc.)/(Bankers Trust Co., New York LOC)                         3,300,000
               --------------------------------------------------------------------------------
    6,300,000  Las Cruces, NM, IDRB (Series 1994A) Weekly VRDNs (F & A Dairy Products, Inc.
               Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                       6,300,000
               --------------------------------------------------------------------------------
    5,000,000  New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds
               (Series 1996A), 3.25% TOBs (Westdeutsche Landesbank Girozentrale INV), Mandatory
               Tender 12/31/1996                                                                        5,000,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   23,100,000
               --------------------------------------------------------------------------------  ----------------
               NEW YORK--9.9%
               --------------------------------------------------------------------------------
   10,000,000  Albany County, NY, (Series C), 3.50% BANs, 2/19/1997                                    10,013,054
               --------------------------------------------------------------------------------
   10,000,000  Clyde-Savannah Central School District, NY, 4.625% BANs,
               6/27/1997                                                                               10,038,946
               --------------------------------------------------------------------------------
    5,000,000  Nassau County, NY, (Series 1996A), 4.00% RANs, 3/5/1997                                  5,012,931
               --------------------------------------------------------------------------------
   13,300,000  New York City Municipal Water Finance Authority, Water and Sewer System Revenue
               Bonds (Series 1995 A) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc.
               LIQ)                                                                                    13,300,000
               --------------------------------------------------------------------------------
--------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               NEW YORK--CONTINUED
               --------------------------------------------------------------------------------
$  16,000,000  New York City, NY, (Series A), 4.50% TANs, 2/12/1997                              $     16,041,121

   14,500,000  New York City, NY, UT GO Fiscal 1994 (Series H-3), 3.65% CP (FSA INS)/(State
               Street Bank and Trust Co. LIQ), Mandatory Tender
               11/12/1996                                                                              14,500,000
               --------------------------------------------------------------------------------
    9,500,000  New York State Energy Research & Development Authority, (Series 1985A), 3.25%
               TOBs (Long Island Lighting Co.)/(Deutsche Bank, AG LOC), Optional Tender
               3/1/1997                                                                                 9,471,500
               --------------------------------------------------------------------------------
   14,000,000  New York State Energy Research & Development Authority, 3.30% TOBs (New York
               State Electric and Gas Corp.)/(J.P. Morgan Delaware, Wilmington LOC), Optional
               Tender 3/15/1997                                                                        13,941,900
               --------------------------------------------------------------------------------
    6,400,000  New York State HFA Weekly VRDNs (Special Surgery Hospital)/ (Chase Manhattan
               Bank N.A., New York LOC)                                                                 6,400,000
               --------------------------------------------------------------------------------
    3,300,000  New York State HFA, Revenue Bonds Weekly VRDNs (Normandie Corp.)/(Societe
               Generale, Paris LOC)                                                                     3,300,000
               --------------------------------------------------------------------------------
   15,500,000  New York State Local Government Assistance Corp., (Series B) Weekly VRDNs (Bank
               of Nova Scotia, Toronto LOC)                                                            15,500,000
               --------------------------------------------------------------------------------
    6,000,000  New York State, (Series A), 4.50% Bonds, 7/15/1997                                       6,028,736
               --------------------------------------------------------------------------------
    4,500,000  Niagara County, NY IDA Weekly VRDNs (Allegheny Ludlum Corp.)/(PNC Bank, N.A.
               LOC)                                                                                     4,500,000
               --------------------------------------------------------------------------------
    4,000,000  South Country Central School District, NY, 4.50% TANs, 6/25/1997                         4,012,640
               --------------------------------------------------------------------------------
    2,700,000  Sullivan County, NY, Custodial Receipts (2nd Series 1996-B), 4.50% BANs (State
               Street Bank and Trust Co. LOC), 3/20/1997                                                2,710,275
               --------------------------------------------------------------------------------
    6,035,000  Sullivan County, NY, Custodial Receipts (2nd Series 1996-C), 4.50% TANs (State
               Street Bank and Trust Co. LOC), 3/20/1997                                                6,057,967
               --------------------------------------------------------------------------------
    3,768,000  Syracuse, NY, 3.60% BANs, 2/28/1997                                                      3,759,183
               --------------------------------------------------------------------------------
    3,000,000  (a)VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New York City Municipal Water
               Finance Authority)/(MBIA Insurance Corporation INS)/(Hong Kong & Shanghai
               Banking Corp. LIQ)                                                                       3,000,000
               --------------------------------------------------------------------------------
    7,000,000  (a)VRDC/IVRC Trust, (Series 1993B) Weekly VRDNs (Metropolitan Transportation
               Authority, New York)/(AMBAC INS)/(Hong Kong & Shanghai Banking Corp. LIQ)                7,000,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               NEW YORK--CONTINUED
               --------------------------------------------------------------------------------
$  11,600,000  (a)VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes Roosevelt Hospital
               Center)/(FHA INS)/(Hong Kong & Shanghai Banking Corp. LIQ)                        $     11,600,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                  166,188,253
               --------------------------------------------------------------------------------  ----------------
               NORTH CAROLINA--4.5%
               --------------------------------------------------------------------------------
    1,000,000  Alamance County, NC Industrial Facilities & Pollution Control Financing
               Authority, (Series A) Weekly VRDNs (Culp, Inc.)/ (Wachovia Bank of NC, NA,
               Winston-Salem LOC)                                                                       1,000,000
               --------------------------------------------------------------------------------
    4,600,000  Catawba County, NC Industrial Facilities & Pollution Control Financing
               Authority, (Series 1994) Weekly VRDNs (Ethan Allen Inc Project)/(Bankers Trust
               Co., New York LOC)                                                                       4,600,000
               --------------------------------------------------------------------------------
    1,000,000  Cleveland County, NC Industrial Facilities and Pollution Control Financing
               Authority Weekly VRDNs (PPG Industries, Inc.)                                            1,000,000
               --------------------------------------------------------------------------------
    2,400,000  Greensboro, NC , Certificates of Participation 1994 Equipment Project Weekly
               VRDNs (Greensboro, NC Center City Corp.)/ (Wachovia Bank of Georgia NA, Atlanta
               LIQ)                                                                                     2,400,000
               --------------------------------------------------------------------------------
    3,825,000  Guilford County, NC Industrial Facilities & PCFA, (Series 1989) Weekly VRDNs
               (Culp, Inc.)/(Wachovia Bank of NC, NA, Winston-Salem LOC)                                3,825,000
               --------------------------------------------------------------------------------
    3,600,000  Lee County, NC Industrial Facility & PCFA, (Series 1989) Weekly VRDNs (Avondale
               Mills, Inc.)/(SunTrust Bank, Atlanta LOC)                                                3,600,000
               --------------------------------------------------------------------------------
   14,000,000  Martin County, NC IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)                    14,000,000
               --------------------------------------------------------------------------------
    3,680,000  Mecklenberg County, NC Industrial Facility & PCFA, (Series 1988) Weekly VRDNs
               (Florida Steel Corp.)/(Bankers Trust Co., New York LOC)                                  3,680,000
               --------------------------------------------------------------------------------
    1,010,000  (a)NCNB Pooled Tax-Exempt Trust , (Series 1990A) Weekly VRDNs (NCNB Tax Exempt
               Trust 1990a)/(Nationsbank, N.A. LOC)                                                     1,010,000
               --------------------------------------------------------------------------------
    3,695,000  (a)NCNB Pooled Tax-Exempt Trust , (Series 1990B) Weekly VRDNs (NCNB Tax-Exempt
               Trust 1990b)/(Nationsbank, N.A. LOC)                                                     3,695,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               NORTH CAROLINA--CONTINUED
               --------------------------------------------------------------------------------
$   4,000,000  New Hanover County, NC PCFA, (Series 1984) Weekly VRDNs (American Hoist &
               Derrick Company Project)/(First Union National Bank, Charlotte, N.C. LOC)         $      4,000,000
               --------------------------------------------------------------------------------
    2,250,000  New Hanover County, NC, GO School Bonds, (Series 1995) Weekly VRDNs (Wachovia
               Bank of NC, NA, Winston-Salem LIQ)                                                       2,250,000
               --------------------------------------------------------------------------------
    2,250,000  New Hanover County, NC, GO School Bonds, (Series 1995) Weekly VRDNs (Wachovia
               Bank of NC, NA, Winston-Salem LIQ)                                                       2,250,000
               --------------------------------------------------------------------------------
    3,000,000  North Carolina Agricultural Finance Authority, (Series 1996) Weekly VRDNs
               (Coastal Carolina Gin L.L.C. Project)/(Branch Banking & Trust Co, Wilson LOC)            3,000,000
               --------------------------------------------------------------------------------
    2,260,000  (a)North Carolina Eastern Municipal Power Agency, (P-Floats)/(Series PA-34B)
               Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)/ (United States Treasury
               PRF)                                                                                     2,260,000
               --------------------------------------------------------------------------------
    2,000,000  North Carolina Educational Facilities Finance Agency, (Series 1990) Weekly VRDNs
               (Bowman Gray School of Medicine)/(Wachovia Bank of NC, NA, Winston-Salem LOC)            2,000,000
               --------------------------------------------------------------------------------
    6,500,000  North Carolina Medical Care Commission Hospital , Revenue Bonds (Series 1992B)
               Weekly VRDNs (North Carolina Baptist)                                                    6,500,000
               --------------------------------------------------------------------------------
    1,200,000  North Carolina Medical Care Commission Hospital , Revenue Bonds (Series 1993)
               Weekly VRDNs (Moses H. Cone Memorial )                                                   1,200,000
               --------------------------------------------------------------------------------
    2,100,000  North Carolina Medical Care Commission Hospital , Revenue Bonds (Series 1994)
               Weekly VRDNs (Hugh Chatam Memorial/ Rutherford Hospitals)/(First Union National
               Bank, Charlotte, N.C. LOC)                                                               2,100,000
               --------------------------------------------------------------------------------
    2,500,000  Onslow County, NC Industrial Facilities & Pollution Control Financing Authority
               Weekly VRDNs (Mine Safety Appliances Co.)/ (Sanwa Bank Ltd, Osaka LOC)                   2,500,000
               --------------------------------------------------------------------------------
    2,200,000  Rutherford County, NC, Industrial Facilities Pollution Control Financing
               Authority Weekly VRDNs (Spring-Ford Knitting Co.)/ (Branch Banking & Trust Co,
               Wilson LOC)                                                                              2,200,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               NORTH CAROLINA--CONTINUED
               --------------------------------------------------------------------------------
$   6,350,000  University of North Carolina, (Series 1989) Weekly VRDNs (University of North
               Carolina at Chapel Hill General Alumni Association)/(Credit Suisse, Zurich LOC)   $      6,350,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   75,420,000
               --------------------------------------------------------------------------------  ----------------
               NORTH DAKOTA--0.2%
               --------------------------------------------------------------------------------
    3,275,000  Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold Baking Co.
               Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                       3,275,000
               --------------------------------------------------------------------------------  ----------------
               OHIO--0.0%
               --------------------------------------------------------------------------------
      300,000  Cuyahoga County, OH IDA Weekly VRDNs (Health Hill)/(Union Bank of Switzerland,
               Zurich LOC)                                                                                300,000
               --------------------------------------------------------------------------------
      500,000  Oakwood Village, OH IDA Weekly VRDNs (Oak Leaf Industries)/ (First Union
               National Bank, Charlotte, N.C. LOC)                                                        500,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                      800,000
               --------------------------------------------------------------------------------  ----------------
               OKLAHOMA--0.7%
               --------------------------------------------------------------------------------
    8,000,000  Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/ (Banque Nationale de
               Paris LOC)                                                                               8,000,000
               --------------------------------------------------------------------------------
    2,295,000  Claremore, OK IDA Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank of Georgia
               NA, Atlanta LOC)                                                                         2,295,000
               --------------------------------------------------------------------------------
    2,080,000  Oklahoma County, OK Finance Authority, (Series 1996) Weekly VRDNs (Avalon
               Project)/(Bank One, Texas N.A. LOC)                                                      2,080,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   12,375,000
               --------------------------------------------------------------------------------  ----------------
               PENNSYLVANIA--5.6%
               --------------------------------------------------------------------------------
    6,850,000  Berks County, PA, (Series 1996), 4.50% TRANs, 12/31/1996                                 6,858,186
               --------------------------------------------------------------------------------
    3,000,000  Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's Hospital Erie,
               PA)/(PNC Bank, N.A. LOC)                                                                 3,000,000
               --------------------------------------------------------------------------------
    2,000,000  Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/ (PNC Bank, N.A. LOC)            2,000,000
               --------------------------------------------------------------------------------
    3,500,000  Montgomery County, PA IDA, (Series 1984) Weekly VRDNs (Seton Co.)/(Banque
               Paribas, Paris LOC)                                                                      3,500,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               PENNSYLVANIA--CONTINUED
               --------------------------------------------------------------------------------
$   6,835,000  Montgomery County, PA IDA, Commercial Development Revenue Bonds (Series 1992)
               Weekly VRDNs (Hickory Pointe Project)/(First Union National Bank, North LOC)      $      6,835,000
               --------------------------------------------------------------------------------
    1,100,000  Pennsylvania Education Development Authority, (1995 Series E) Weekly VRDNs (Home
               Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)                                  1,100,000
               --------------------------------------------------------------------------------
    6,900,000  Philadelphia Redevelopment Authority, Multi-Family Revenue Bonds (Series 1985)
               Weekly VRDNs (Franklin Town Towers)/ (Marine Midland Bank N.A., Buffalo, NY LOC)         6,900,000
               --------------------------------------------------------------------------------
   15,600,000  Philadelphia, PA, GO (Series 1990), 3.60% CP (Fuji Bank, Ltd., Tokyo LOC),
               Mandatory Tender 10/10/1996                                                             15,600,000
               --------------------------------------------------------------------------------
   10,000,000  Philadelphia, PA, GO (Series 1990), 3.65% CP (Fuji Bank, Ltd., Tokyo LOC),
               Mandatory Tender 10/15/1996                                                             10,000,000
               --------------------------------------------------------------------------------
   38,300,000  Philadelphia, PA, GO (Series 1990), 3.65% CP (Fuji Bank, Ltd., Tokyo LOC),
               Mandatory Tender 10/22/1996                                                             38,300,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   94,093,186
               --------------------------------------------------------------------------------  ----------------
               RHODE ISLAND--0.3%
               --------------------------------------------------------------------------------
    5,695,000  Cranston, RI, Custodial Receipts (2nd Series 1996E), 4.625% BANs (State Street
               Bank and Trust Co. LOC), 3/3/1997                                                        5,712,427
               --------------------------------------------------------------------------------  ----------------
               SOUTH CAROLINA--2.3%
               --------------------------------------------------------------------------------
    2,790,000  Berkeley, SC IRB, (Series 1989) Weekly VRDNs (W.W. Williams Company
               Project)/(Bank One, Columbus, N.A. LOC)                                                  2,790,000
               --------------------------------------------------------------------------------
    6,000,000  Georgetown County, SC, Pollution Control Facilities Adjustable Rate Bonds
               (Series A), 4.00% TOBs (International Paper Co.), Optional Tender 9/1/1997               6,000,000
               --------------------------------------------------------------------------------
    5,125,000  Greenville County, SC Hospital Authority, (Series 1989) Weekly VRDNs (Charter
               Hospital St. Louis)/(Bankers Trust Co., New York LOC)                                    5,125,000
               --------------------------------------------------------------------------------
    2,400,000  South Carolina Education Facilities Authority, Educational Facilities Revenue
               Bonds (Series 1993) Weekly VRDNs (Presbyterian College Project)/(Wachovia Bank
               of SC, NA, Columbia LOC)                                                                 2,400,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               SOUTH CAROLINA--CONTINUED
               --------------------------------------------------------------------------------
$   5,255,000  South Carolina Job Development Authority, Hospital Facilities Revenue Bonds,
               (Series 1994) Weekly VRDNs (Rolling Green Village Project)/(Branch Banking &
               Trust Co, Wilson LOC)                                                             $      5,255,000
               --------------------------------------------------------------------------------
   17,892,000  South Carolina State Public Service Authority, 3.65% CP (Nationsbank, N.A. LIQ),
               Mandatory Tender 12/13/1996                                                             17,892,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   39,462,000
               --------------------------------------------------------------------------------  ----------------
               SOUTH DAKOTA--2.8%
               --------------------------------------------------------------------------------
      665,000  Mitchell, SD, IDR Weekly VRDNs (Holiday Inn)/(First Bank NA, Minneapolis LOC)              665,000
               --------------------------------------------------------------------------------
    1,325,000  Rapid City, SD Weekly VRDNs (Gillette Dairy Black Hills, Inc.)/ (Bank of
               Tokyo-Mitsubishi Ltd. LOC)                                                               1,325,000
               --------------------------------------------------------------------------------
   20,000,000  (a)South Dakota Housing Development Authority, CDC Municipal Products, Inc.
               Class A Certificates (Series 1996C) Weekly VRDNs (CDC Municipal Products, Inc.
               LIQ)                                                                                    20,000,000
               --------------------------------------------------------------------------------
   10,000,000  South Dakota Housing Development Authority, Homeownership Mortgage Bonds (Series
               1995E), 4.05% TOBs, Mandatory Tender
               10/24/1996                                                                              10,000,000
               --------------------------------------------------------------------------------
   14,000,000  (a)South Dakota Housing Development Authority, PT-85 (1988 Series A) Weekly
               VRDNs (Rabobank Nederland, Utrecht LIQ)                                                 14,000,000
               --------------------------------------------------------------------------------
    1,630,000  Watertown, SD, (Series 1991) Weekly VRDNs (Tescom Corp.)/ (Norwest Bank
               Minnesota, Minneapolis LOC)                                                              1,630,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   47,620,000
               --------------------------------------------------------------------------------  ----------------
               TENNESSEE--0.4%
               --------------------------------------------------------------------------------
    3,000,000  Chattanooga-Hamilton County, TN Hospital Authority Daily VRDNs (Erlanger Medical
               Center)/(Morgan Guaranty Trust Co., New York SA)                                         3,000,000
               --------------------------------------------------------------------------------
    3,500,000  Tennessee Housing Development Agency, Homeownership Program Bonds (Issue
               1996-3), 3.85% TOBs, Optional Tender
               5/29/1997                                                                                3,500,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                    6,500,000
               --------------------------------------------------------------------------------  ----------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               TEXAS--7.4%
               --------------------------------------------------------------------------------
$     900,000  Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)                       $        900,000
               --------------------------------------------------------------------------------
   18,500,000  Grapevine, TX, IDC Airport Improvement, (Series 1983A), 3.50% TOBs (Singer
               Company)/(Bank of Montreal LOC), Optional Tender 4/1/1997                               18,453,750
               --------------------------------------------------------------------------------
    2,250,000  Harris County, TX Cultural Education Facilities Finance Corp. Weekly VRDNs
               (Houston Museum of Natural Sciences)/(Bank One, Texas N.A. LOC)                          2,250,000
               --------------------------------------------------------------------------------
   10,400,000  Harris County, TX HFDC, (Series 1994) Daily VRDNs (Methodist Hospital, Harris
               County, TX)                                                                             10,400,000
               --------------------------------------------------------------------------------
    2,300,000  Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)           2,300,000
               --------------------------------------------------------------------------------
    4,800,000  Harris County, TX HFDC, (Series C) Daily VRDNs (St. Luke's Episcopal Hospital)           4,800,000
               --------------------------------------------------------------------------------
      955,000  Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)                                 955,000
               --------------------------------------------------------------------------------
    2,380,000  Liberty County, TX IDA Weekly VRDNs (Insteel Industries, Inc.)/ (First Union
               National Bank, Charlotte, N.C. LOC)                                                      2,380,000
               --------------------------------------------------------------------------------
    3,300,000  Lubbock, TX IDC Daily VRDNs (McLane Co., Inc.)/(Nationsbank, N.A. LOC)                   3,300,000
               --------------------------------------------------------------------------------
    1,780,000  North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/ (Nationsbank, N.A.
               LOC)                                                                                     1,780,000
               --------------------------------------------------------------------------------
    6,000,000  Tarrant County, TX IDC Weekly VRDNs (Holden Business Forms)/ (Norwest Bank
               Minnesota, Minneapolis LOC)                                                              6,000,000
               --------------------------------------------------------------------------------
   15,000,000  Texas State Public Finance Authority, (Series 1993A), 3.55% CP (Texas State),
               Mandatory Tender 10/8/1996                                                              15,000,000
               --------------------------------------------------------------------------------
   27,200,000  Texas State, 4.75% TRANs, 8/29/1997                                                     27,382,159
               --------------------------------------------------------------------------------
    9,200,000  Tyler, TX Health Facilities Development Corp., (Series 1993C), 4.00% CP (East
               Texas Medical Center)/(Banque Paribas, Paris LOC), Mandatory Tender 12/9/1996            9,200,000
               --------------------------------------------------------------------------------
   11,700,000  Tyler, TX Health Facilities Development Corp., (Series 1993C), 4.05% CP (East
               Texas Medical Center)/(Banque Paribas, Paris LOC), Mandatory Tender 11/12/1996          11,700,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               TEXAS--CONTINUED
               --------------------------------------------------------------------------------
$   9,145,000  Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds (Series
               1994) Weekly VRDNs (East Texas Medical Center)/ (Nationsbank of Texas, N.A. LOC)  $      9,145,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                  125,945,909
               --------------------------------------------------------------------------------  ----------------
               UTAH--0.4%
               --------------------------------------------------------------------------------
    7,400,000  Salt Lake County, UT, Multi-Family Housing Revenue Refunding Bonds (Series 1992)
               Weekly VRDNs (Santa Fe Apartments)/(First Security Bank of Utah, NA LOC)                 7,400,000
               --------------------------------------------------------------------------------  ----------------
               VIRGINIA--6.0%
               --------------------------------------------------------------------------------
    4,500,000  Alexandria, VA Redevelopment and Housing Authority Weekly VRDNs (Crystal City
               Apartments)/(Safeco Insurance Co. of America INS)/(Sumitomo Bank Ltd., Osaka
               LIQ)                                                                                     4,500,000
               --------------------------------------------------------------------------------
    6,575,000  Alexandria, VA Redevelopment and Housing Authority, (Series 1996A) Weekly VRDNs
               (Glebe Park Apartments Project)/ (Kredietbank N.V., Brussels LOC)                        6,575,000
               --------------------------------------------------------------------------------
    4,600,000  Campbell County, VA IDA, Solid Waste Disposal Facilities Revenue Aces Weekly
               VRDNs (Georgia-Pacific Corp.)/(Industrial Bank of Japan Ltd., Tokyo LOC)                 4,600,000
               --------------------------------------------------------------------------------
    2,000,000  Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery
               Co, Inc Project)/(Liberty National Bank & Trust Co. LOC)                                 2,000,000
               --------------------------------------------------------------------------------
    4,000,000  Chesapeake, VA IDA, IDRB (Series 1988) Weekly VRDNs (Sumitomo Machinery Corp. of
               America Corp.)/(Sumitomo Bank Ltd., Osaka LOC)                                           4,000,000
               --------------------------------------------------------------------------------
   14,100,000  Chesterfield County, VA IDA, 3.80% CP (Virginia Electric Power Co.), Mandatory
               Tender 1/23/1997                                                                        14,100,000
               --------------------------------------------------------------------------------
    5,298,975  (a)Equity Trust III, (1996 Series) Weekly VRDNs (Bayerische Hypotheken-Und
               Wechsel-Bank Ag LOC)                                                                     5,298,975
               --------------------------------------------------------------------------------
   11,000,000  Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil
               Engineers Foundation, Inc. Project)/(Mellon Bank NA, Pittsburgh LOC)                    11,000,000
               --------------------------------------------------------------------------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               --------------------------------------------------------------------------------
$   1,230,000  Fairfax County, VA EDA, Facilities Revenue Refunding Bonds (Series 1993) Weekly
               VRDNs (Future Homemakers of America)/ (Nationsbank, N.A. LOC)                     $      1,230,000
               --------------------------------------------------------------------------------
    7,000,000  Fairfax County, VA Housing Authority Weekly VRDNs (Chase Commons
               Associates)/(Bankers Trust Co., New York LOC)                                            7,000,000
               --------------------------------------------------------------------------------
    2,500,000  Fauquier County, VA IDA, Refunding Revenue Bonds Weekly VRDNs (Warrenton
               Development Co.)/(Nationsbank, N.A. LOC)                                                 2,500,000
               --------------------------------------------------------------------------------
    3,350,000  Hampton, VA Redevelopment & Housing Authority, (Series 1984) Weekly VRDNs
               (Nationsbank, N.A. LOC)                                                                  3,350,000
               --------------------------------------------------------------------------------
    3,740,000  King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.
               Project)/(Morgan Guaranty Trust Co., New York LOC)                                       3,740,000
               --------------------------------------------------------------------------------
    8,150,000  Richmond, VA Redevelopment & Housing Authority, (Series 1989) Weekly VRDNs
               (Belmont Apartment)/(First Union National Bank, Charlotte, N.C. LOC)                     8,150,000
               --------------------------------------------------------------------------------
    7,900,000  Roanoke, VA IDA, Hospital Revenue Bonds (Series 1995C) Weekly VRDNs (Carilion
               Health System)/(Morgan Guaranty Trust Co., New York LIQ)                                 7,900,000
               --------------------------------------------------------------------------------
    4,520,000  Suffolk, VA Redevelopment & Housing Authority Weekly VRDNs (Terry/Peterson
               Development Corp.)/(Nationsbank, N.A. LOC)                                               4,520,000
               --------------------------------------------------------------------------------
    3,105,000  Suffolk, VA Redevelopment & Housing Authority, (Series 1994) Weekly VRDNs
               (Terry/Peterson Associates II Project)/(Nationsbank, N.A. LOC)                           3,105,000
               --------------------------------------------------------------------------------
    1,100,000  Virginia Peninsula Port Authority Daily VRDNs (Kinyo Virginia, Inc.)/(Industrial
               Bank of Japan Ltd., Tokyo LOC)                                                           1,100,000
               --------------------------------------------------------------------------------
    1,500,000  Virginia State Housing Development Authority, (Series 1987A) Weekly VRDNs (AHC
               Service Center)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                      1,500,000
               --------------------------------------------------------------------------------
    4,000,000  Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg
               Foundation Museum)/(Nationsbank, N.A. LOC)                                               4,000,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                  100,168,975
               --------------------------------------------------------------------------------  ----------------



Tax-Free Instruments Trust

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  --------------------------------------------------------------------------------  ----------------
SHORT-TERM MUNICIPALS--CONTINUED
-----------------------------------------------------------------------------------------------
               WEST VIRGINIA--0.2%
               --------------------------------------------------------------------------------
$   3,040,000  Berkeley County, WV County Commission, Industrial Development Bonds (Series
               1994) Weekly VRDNs (Brentwood Industries, Inc. Project)/(Corestates Bank N.A.,
               Philadelphia, PA LOC)                                                             $      3,040,000
               --------------------------------------------------------------------------------  ----------------
               WISCONSIN--1.8%
               --------------------------------------------------------------------------------
    2,000,000  Green Bay, WI IDA, IDRB (Series 1985) Weekly VRDNs (St. Mary's Holdings,
               Inc.)/(Mellon Bank NA, Pittsburgh LOC)                                                   2,000,000
               --------------------------------------------------------------------------------
   12,000,000  Milwaukee, WI, (Series 1996-A), 3.50% RANs, 2/27/1997                                   12,023,709
               --------------------------------------------------------------------------------
      940,000  Spooner, WI, (Series 1994) Weekly VRDNs (Nash Finch Co.)/(First Bank NA,
               Minneapolis LOC)                                                                           940,000
               --------------------------------------------------------------------------------
   10,000,000  Wisconsin HEFA Weekly VRDNs (St. Luke's Medical Center)/ (Sumitomo Bank Ltd.,
               Osaka LOC)                                                                              10,000,000
               --------------------------------------------------------------------------------
    4,360,000  (a)Wisconsin Housing & Economic Development Authority, (Series B), 4.20% TOBs
               (FSA INS)/(Corestates Bank N.A., Philadelphia, PA LIQ), Optional Tender 3/1/1997         4,360,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                   29,323,709
               --------------------------------------------------------------------------------  ----------------
               WYOMING--0.4%
               --------------------------------------------------------------------------------
    5,060,000  Lincoln County, WY, PCR Refunding Bonds (Series 1994) Daily VRDNs
               (Pacificorp)/(AMBAC INS)/(Bank of New York, New York LIQ)                                5,060,000
               --------------------------------------------------------------------------------
    1,830,000  Sweetwater County, WY IDA Weekly VRDNs (FMC Gold Co.)/ (Wachovia Bank of NC, NA,
               Winston-Salem LOC)                                                                       1,830,000
               --------------------------------------------------------------------------------  ----------------
               Total                                                                                    6,890,000
               --------------------------------------------------------------------------------  ----------------
               OTHER--0.5%
               --------------------------------------------------------------------------------
    8,006,003  (a)LaSalle National Bank Leasetops Trust, Series 1995A Leasetops Certificates
               Weekly VRDNs (Lasalle National Bank, Chicago LOC)                                        8,006,003
               --------------------------------------------------------------------------------  ----------------
               TOTAL INVESTMENTS (AT AMORTIZED COST) (B)                                         $  1,665,814,402
               --------------------------------------------------------------------------------  ----------------


Securities that are subject to Alternative Minimum Tax represent 20% of the Portfolio as calculated based upon total portfolio market value.


Tax-Free Instruments Trust

--------------------------------------------------------------------------------

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At September 30, 1996, these securities amounted to $155,807,013 which represents 9.3% of net assets.

(b)  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($1,674,975,409) at September 30, 1996.

The following acronyms are used throughout this portfolio:

ACES--Adjustable Convertible Extendable Securities
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
BANs--Bond Anticipation Notes
CP--Commercial Paper
EDA--Economic Development Authority
EDC--Economic Development Commission
EDRB--Economic Development Revenue Bonds
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Administration
FSA--Financial Security Assurance
GO--General Obligation
GTD--Guaranty
HEFA--Health and Education Facilities Authority
HFA--Housing Finance Authority
HFDC--Health Facility Development Corporation
IDA--Industrial Development Authority
IDB--Industrial Development Bond
IDC--Industrial Development Corporation
IDR--Industrial Development Revenue

IDRB-- Industrial Development Revenue Bond
IDFA-- Industrial Development Finance Authority
IFA-- Industrial Finance Authority
INS-- Insured
LIQ-- Liquidity Agreement
LOCs-- Letter(s) of Credit
LOC-- Letter of Credit
MBIA-- Municipal Bond Investors Assurance
PCR-- Pollution Control Revenue
PCFA-- Pollution Control Finance Authority
PLC-- Public Limited Company
PRF-- Prerefunded
RANs-- Revenue Anticipation Notes
SA-- Support Agreement
TANs-- Tax Anticipation Notes
TOBs-- Tender Option Bonds
TRANs-- Tax and Revenue Anticipation Notes
UT-- Unlimited Tax
VRDNs-- Variable Rate Demand Notes


The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities, rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or FIN-1+, FIN-1 and FIN-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Trust follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At September 30, 1996, tier rating percentages were as follows:

                       TIER RATING PERCENTAGES BASED ON
                              TOTAL MARKET VALUE

  First
                          First Tier     Second Tier
                          --------------------------
                            98.43%           1.57%


(See Notes which are an integral part of the Financial Statements)




Tax-Free Instruments Trust
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1996 (unaudited)

ASSETS:
------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                      $  1,665,814,402
------------------------------------------------------------------------------------------------
Cash                                                                                                     1,105,051
------------------------------------------------------------------------------------------------
Income receivable                                                                                       10,602,368
------------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                    1,677,521,821
------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------
Income distribution payable                                                         $  1,967,961
----------------------------------------------------------------------------------
Accrued expenses                                                                         578,451
----------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                   2,546,412
------------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 1,675,595,986 shares outstanding                                                   $  1,674,975,409
------------------------------------------------------------------------------------------------  ----------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------
Paid in capital                                                                                   $  1,675,595,986
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (898,384)
------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        277,807
------------------------------------------------------------------------------------------------  ----------------
     Total Net Assets                                                                             $  1,674,975,409
------------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
Investment Shares ($1,402,886,905 / 1,403,310,627 shares outstanding)                                        $1.00
------------------------------------------------------------------------------------------------  ----------------
Institutional Service Shares ($272,088,504 / 272,285,359 shares outstanding)                                 $1.00
------------------------------------------------------------------------------------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


Tax-Free Instruments Trust
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended September 30, 1996 (unaudited)

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  32,232,047
---------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                               $   4,472,356
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   676,220
------------------------------------------------------------------------------------
Custodian fees                                                                               88,132
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                    218,751
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    11,940
------------------------------------------------------------------------------------
Auditing fees                                                                                 8,384
------------------------------------------------------------------------------------
Legal fees                                                                                    4,638
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    72,074
------------------------------------------------------------------------------------
Shareholder services fee--Investment Shares                                               1,801,896
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                      434,281
------------------------------------------------------------------------------------
Share registration costs                                                                     49,803
------------------------------------------------------------------------------------
Printing and postage                                                                         95,626
------------------------------------------------------------------------------------
Insurance premiums                                                                           11,429
------------------------------------------------------------------------------------
Taxes                                                                                        14,203
------------------------------------------------------------------------------------
Miscellaneous                                                                                 8,039
------------------------------------------------------------------------------------  -------------
     Total expenses                                                                       7,967,772
------------------------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------
  Waiver of investment advisory fee                                      $  (722,557)
-----------------------------------------------------------------------
  Waiver of shareholder services fee--Investment Shares                     (720,759)
-----------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service Shares          (434,281)
-----------------------------------------------------------------------  -----------
     Total waivers                                                                       (1,877,597)
------------------------------------------------------------------------------------  -------------
          Net expenses                                                                                   6,090,175
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                    26,141,872
---------------------------------------------------------------------------------------------------  -------------
Net realized gain on investments                                                                            52,469
---------------------------------------------------------------------------------------------------  -------------
          Change in net assets resulting from operations                                             $  26,194,341
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


Tax-Free Instruments Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED
                                                                             (UNAUDITED)            YEAR ENDED
                                                                         SEPTEMBER 30, 1996       MARCH 31, 1996
---------------------------------------------------------------------    ------------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------
Net investment income                                                    $        26,141,872     $     57,127,738
---------------------------------------------------------------------
Net realized gain on investments ($52,469 net gain and $18,024 net
loss, respectively, as computed for federal income tax purposes)                      52,469               32,047
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from operations                               26,194,341           57,159,785
---------------------------------------------------------------------  -----------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------------------
  Investment Shares                                                              (20,878,659)         (44,999,576)
---------------------------------------------------------------------
  Institutional Service Shares                                                    (5,263,213)         (11,850,355)
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from distributions to
     shareholders                                                                (26,141,872)         (56,849,931)
---------------------------------------------------------------------  -----------------------  ------------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------
Proceeds from sale of shares                                                   2,565,318,488        5,662,886,235
---------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                                 21,366,699           45,012,727
---------------------------------------------------------------------
Cost of shares redeemed                                                       (2,681,610,928)      (5,575,079,915)
---------------------------------------------------------------------  -----------------------  ------------------
     Change in net assets resulting from share transactions                      (94,925,741)         132,819,047
---------------------------------------------------------------------  -----------------------  ------------------
          Change in net assets                                                   (94,873,272)         133,128,901
---------------------------------------------------------------------  -----------------------  ------------------
NET ASSETS:
---------------------------------------------------------------------
Beginning of period                                                            1,769,848,681        1,636,719,780
---------------------------------------------------------------------  -----------------------  ------------------
End of period (including undistributed net investment income of
$277,807 and $277,807, respectively)                                     $     1,674,975,409     $  1,769,848,681
---------------------------------------------------------------------  -----------------------  ------------------


(See Notes which are an integral part of the Financial Statements)


Tax-Free Instruments Trust
Financial Highlights--Investment Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                         SIX MONTHS
                            ENDED
                         (UNAUDITED)                                       YEAR ENDED MARCH 31,
                        SEPTEMBER 30,   --------------------------------------------------------------------------------------
                            1996          1996       1995       1994       1993       1992       1991       1990       1989
                        ------------      ----       ----       ----       ----       ----       ----       ----       ----
NET ASSET VALUE,
BEGINNING OF PERIOD       $     1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------
INCOME FROM
INVESTMENT OPERATIONS
---------------------
 Net investment
 income                         0.01         0.03       0.03       0.02       0.02       0.04       0.05       0.06       0.05
---------------------       --------    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
---------------------
 Distributions from
 net investment
 income                        (0.01)       (0.03)     (0.03)     (0.02)     (0.02)     (0.04)     (0.05)     (0.06)     (0.05)
---------------------       --------    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
END OF PERIOD             $     1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
---------------------       --------    ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (A)                1.47%        3.32%      2.70%      2.01%      2.42%      3.84%      5.40%      5.88%      5.28%
---------------------
RATIOS TO AVERAGE
NET ASSETS
---------------------
 Expenses                       0.71%*      0.71%      0.70%      0.61%      0.55%      0.55%      0.55%      0.55%      0.55%
---------------------
 Net investment
 income                         2.90%*      3.27%      2.66%      2.00%      2.38%      3.73%      5.25%      5.73%      5.14%
---------------------
 Expense waiver/
 reimbursement (b)              0.18%*      0.24%      0.17%      0.14%      0.10%      0.11%      0.12%      0.11%      0.08%
---------------------
SUPPLEMENTAL DATA
---------------------
 Net assets, end of
 period (000 omitted)      $1,402,887  $1,465,333 $1,277,894  $1,327,506 $1,619,531 $1,440,970 $1,214,045 $1,142,022 $1,313,391
--------------------

                         1988
NET ASSET VALUE,
BEGINNING OF PERIOD    $    1.00
---------------------
INCOME FROM
INVESTMENT OPERATIONS
---------------------
 Net investment
 income                     0.04
---------------------  ---------
LESS DISTRIBUTIONS
---------------------
 Distributions from
 net investment
 income                    (0.04)
---------------------  ---------
NET ASSET VALUE,
END OF PERIOD          $    1.00
---------------------  ---------
TOTAL RETURN (A)           4.29%
---------------------
RATIOS TO AVERAGE
NET ASSETS
---------------------
 Expenses                  0.55%
---------------------
 Net investment
 income                    4.19%
---------------------
 Expense waiver/
 reimbursement (b)         0.06%
---------------------
SUPPLEMENTAL DATA
---------------------
 Net assets, end of
 period (000 omitted)  $1,552,460

---------------------


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Tax-Free Instruments Trust
Financial Highlights--Institutional Service Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                              SIX MONTHS ENDED
                                                                 (UNAUDITED)           YEAR ENDED MARCH 31,
                                                                SEPTEMBER 30,    -------------------------------
                                                                    1996           1996       1995       1994(A)
                                                                -------------    ---------  --------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    1.00      $    1.00  $    1.00   $    1.00
------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------
  Net investment income                                                0.02           0.03       0.03        0.01
------------------------------------------------------------        -------      ---------  ---------  -----------
LESS DISTRIBUTIONS
------------------------------------------------------------
  Distributions from net investment income                            (0.02)         (0.03)     (0.03)      (0.01)
------------------------------------------------------------        -------      ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                    $    1.00      $    1.00  $    1.00   $    1.00
------------------------------------------------------------        -------      ---------  ---------  -----------
TOTAL RETURN (B)                                                       1.54%          3.47%      2.85%       0.92%
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------
  Expenses                                                             0.56%*         0.56%      0.55%       0.55%*
------------------------------------------------------------
  Net investment income                                                3.04%*         3.43%      2.82%       1.99%*
------------------------------------------------------------
  Expense waiver/reimbursement (c)                                     0.35%*         0.40%      0.17%       0.14%*
------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------
  Net assets, end of period (000 omitted)                          $272,089       $304,516   $358,826    $390,453
------------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from October 15, 1993 (date of initial public investment) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



Tax-Free Instruments Trust
Notes to Financial Statements
--------------------------------------------------------------------------------
September 30, 1996 (unaudited)

(1) ORGANIZATION

Tax-Free Instruments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares:
Investment Shares and Institutional Service Shares. The investment objective of the Trust is current income which is exempt from federal income tax consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At March 31, 1996, the Trust, for federal tax purposes, had a capital loss carryforward of $950,853, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003 ($18,024) and 2004 ($932,829).

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be


Tax-Free Instruments Trust
--------------------------------------------------------------------------------
     liquid under criteria established by the Board of Trustees (the "Trustees"). The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. Additional information on each restricted security held at September 30, 1996, is as follows:

                                                                            ACQUISITION        ACQUISITION
SECURITY                                                                        DATE               COST
--------------------------------------------------------------------    -------------------  --------------
California HFA, CDC Municipal Products, Inc.                                         8-20-96   $  9,875,000
California Public Capital Improvements
  Financing Authority                                                        7-30-96/9-30-96     35,700,000
Thorton, CO, Multifamily Housing Refunding
  Revenue Bonds                                                             10-4-95/10-19/95      5,365,000
Clipper Connecticut Tax Exempt Trust                                                  5-6-94      2,966,585
Marietta, GA Housing Authority, Multifamily Housing Revenue Bonds                    6-28-96      1,370,000
Clipper Kentucky Tax Exempt Trust                                                     7-3-96     10,000,000
Clipper Massachusetts Tax Exempt Trust                                                1-4-95     10,300,450
VRDC/IVRC Trust, (Series 1990A)                                                     10-31-95      3,000,000
VRDC/IVRC Trust, (Series 1993B)                                                     12-22-95      7,000,000
VRDC/IVRC Trust, (Series 1993G)                                               7-7-96/9-20-96     11,600,000
NCNB Pooled Tax-Exempt Trust, (Series 1990A)                                          1-3-92      1,010,000
NCNB Pooled Tax-Exempt Trust, (Series 1990B)                                        11-29-90      3,695,000
North Carolina Eastern Municipal Power Agency                                       11-22-93      2,260,000
South Dakota Housing Development Authority,
  CDC Municipal Products, Inc.                                                       8-22-96     20,000,000
South Dakota Housing Development Authority                                           9-19-96     14,000,000
Equity Trust III                                                                     6-10-96      5,298,975
Wisconsin Housing & Economic Development Authority                                   8-28-96      4,360,000
Lasalle National Bank Leasetops Trust                                               10-11-95      8,006,003


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At September 30, 1996, capital paid-in aggregated $1,675,595,986. Transactions in shares were as follows:


Tax-Free Instruments Trust
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED          YEAR ENDED
                                                                         SEPTEMBER 30, 1996       MARCH 31, 1996
INVESTMENT SHARES                                                              SHARES                 SHARES
---------------------------------------------------------------------   -------------------      ----------------
Shares sold                                                                   2,005,459,071         4,705,771,360
---------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                           20,230,364            43,656,277
---------------------------------------------------------------------
Shares redeemed                                                              (2,088,177,481)       (4,562,229,196)
---------------------------------------------------------------------  -----------------------  ------------------
     Net change resulting from Investment share
     transactions                                                               (62,488,046)          187,198,441
---------------------------------------------------------------------  -----------------------  ------------------

                                                                          SIX MONTHS ENDED          YEAR ENDED
                                                                         SEPTEMBER 30, 1996       MARCH 31, 1996
INSTITUTIONAL SERVICE SHARES                                                   SHARES                 SHARES
---------------------------------------------------------------------   -------------------      ----------------
Shares sold                                                                     559,859,417           957,114,875
---------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                            1,136,335             1,356,450
---------------------------------------------------------------------
Shares redeemed                                                                (593,433,447)       (1,012,850,719)
---------------------------------------------------------------------  -----------------------  ------------------
     Net change resulting from Institutional Service share
     transactions                                                               (32,437,695)          (54,379,394)
---------------------------------------------------------------------  -----------------------  ------------------
          Net change resulting from share transactions                          (94,925,741)          132,819,047
---------------------------------------------------------------------  -----------------------  ------------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of daily average net assets


Tax-Free Instruments Trust
--------------------------------------------------------------------------------
of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended September 30, 1996, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,309,265,000 and $1,537,477,850, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.



Trustees                                               Officers

-----------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Glen R. Johnson
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   Edward C. Gonzales
Peter E. Madden                                           Executive Vice President
Gregor F. Meyer                                           John W. McGonigle
John E. Murray, Jr.                                       Executive Vice President, Treasurer and Secretary
Wesley W. Posvar                                          Richard B. Fisher
Marjorie P. Smuts                                         Vice President
                                                          S. Elliott Cohan
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the FDIC, the Federal Reserve Board, or any other governmental agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.



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Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors


Cusip 876924101
Cusip 876924200
8110107 (11/96)

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